Note 19 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Finance cost on lease liabilities (note 15)	$ 31	$ 24	$ 15
Unrealised foreign exchange gain (loss)	19	1	(2)
Depreciation (note 17)	137	115	99
Lease expense	187	140	112
Total cash outflow for leases - total payment	150	129	118
Total cash outflow for leases - finance cost	(31)	(24)	(15)
Total cash outflow for leases - principal	$ 119	$ 105	$ 103